Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Restricted cash
4.	Restricted cash
Restricted cash is restricted through legal contracts or regulations. Restricted cash at December 31, 2019, 2018 and 2017 principally relates to collateralized amounts related to operations with travel suppliers and service providers such as IATA.
The following table reconciles cash and cash equivalents and restricted cash reported in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	As of December 31, 2019	As of December 31, 2018	As of December 31, 2017
As included in the consolidated balance sheets:
Cash and cash equivalents	309,187	346,480	371,013
Restricted cash	4,457	5,709	39,764

Total cash and cash equivalents and restricted cash as shown in the consolidated statements of cash flows:	$313,644	$352,189	$410,777